Gains and losses on disposal and main changes in scope of consolidation - Gains (losses) on disposal of securities and businesses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Gains (losses) on disposal of fixed assets	€ 303	€ 180	€ 88
Gains (losses) on disposal of investments and activities	(26)	17	(5)
Gains (losses) on disposal of fixed assets, investments and activities	€ 277	€ 197	€ 83